Stock-Based Compensation - Additional Information (Detail)		12 Months Ended
	Apr. 01, 2013	Mar. 31, 2016 JPY (¥) Point	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received from the exercise of stock options		¥ 822,000,000	¥ 1,014,000,000	¥ 863,000,000
Unrecognized compensation costs		0
Stock split implemented	10
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised		39,000,000	378,000,000	403,000,000
Stock-based compensation costs recognized		¥ 0	0	0
Stock Options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average vesting period		1 year 9 months
Weighted average exercise period		9 years 9 months 29 days
Stock Options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average vesting period		1 year 11 months 1 day
Weighted average exercise period		9 years 11 months 1 day
Stock Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Points granted | Point		342,500
Points settled for individuals retired | Point		457,583
Points outstanding | Point		1,642,959
Stock-based compensation costs recognized		¥ 646,000,000	¥ 818,000,000	¥ 609,000,000